Retirement Income Fund
RETIREMENT INCOME FUND
Investment Objective:
Current income at a moderate level of risk.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Income Fund	Retail Shares	Institutional Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.12%	0.12%
Total annual fund operating expenses	0.87%	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares	89	278	482	1,073
Institutional Shares	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The advisor utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews areconducted by the advisor of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if aninvestment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

The advisor may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.
Principal Risks of Investing in the Fund
Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower- yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds. Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative. The value of debt securities may be affected by changing credit ratings.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Retirement Income Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?
The Retirement Income Fund may be suitable for you if:
  You want to add a high risk fixed income fund to your current portfolio
  You have a long-term time horizon (at least five years)
  You are seeking current income rather than growth
  You have a high risk tolerance and can accept large price swings
Because of the several types of risks described in this prospectus, you could lose money!
Performance
The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares
[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2003 - 2012]

The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2012
Average Annual Total Returns Retirement Income Fund	1 Year	5 Years	10 Years
Retail Shares	6.21%	3.89%	4.54%
Retail Shares After taxes on distributions	4.90%	2.14%	2.74%
Retail Shares After taxes on distributions and sale of fund shares	4.02%	2.26%	2.84%
Institutional Shares	6.47%	4.15%
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	9.82%	7.87%	6.33%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	5.18%

The Barclays Aggregate Bond Index was added to the performance table to indicate the return of the broader bond market. The Index includes such sectors as corporte bonds, U.S. treasury bonds, U.S. agency bonds and government mortgages.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.